SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPACT OF ASC 740 ON UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
OPERATING EXPENSES
Depreciation and amortization									$ 107,368	$ 81,109	$ 76,571
Total operating expenses									1,724,759	2,427,489	2,706,097
Operating income (loss)	$ 42,655	$ (16,847)	$ 98,483	$ 104,618	$ (4,951)	$ (1,372)	$ 79,606	$ 91,273	228,909	164,556	209,012
Income (loss) before income taxes and equity in earnings of affiliates									185,190	128,747	175,773
Income tax provision (benefit)									36,494	18,440	(42,232)
Net income (loss)	$ 32,707	$ (19,298)	$ 73,846	$ 75,752	$ (12,027)	$ (13,080)	$ 73,671	$ 75,371	$ 163,007	$ 123,935	$ 231,013
WEIGHTED AVERAGE SHARES OUTSTANDING
Diluted (in shares)									95,103	89,596	88,315
EARNINGS PER COMMON SHARE
Basic (in dollars per share)	$ 0.34	$ (0.20)	$ 0.78	$ 0.82	$ (0.16)	$ (0.15)	$ 0.83	$ 0.87	$ 1.72	$ 1.39	$ 2.63
Diluted (in dollars per share)	$ 0.34	$ (0.20)	$ 0.77	$ 0.82	$ (0.17)	$ (0.15)	$ 0.83	$ 0.87	$ 1.71	$ 1.38	$ 2.62
Previously Reported
OPERATING EXPENSES
Depreciation and amortization									$ 119,894	$ 91,730	$ 85,701
Total operating expenses									1,737,285	2,438,110	2,715,227
Operating income (loss)									216,383	153,935	199,882
Income (loss) before income taxes and equity in earnings of affiliates									172,664	118,126	166,643
Income tax provision (benefit)									(6,944)	(37,751)	(53,785)
Net income (loss)									$ 193,919	$ 169,505	$ 233,436
WEIGHTED AVERAGE SHARES OUTSTANDING
Diluted (in shares)									95,107	89,616
EARNINGS PER COMMON SHARE
Basic (in dollars per share)									$ 2.05	$ 1.90	$ 2.66
Diluted (in dollars per share)									$ 2.04	$ 1.89	$ 2.64
Effect of Change
OPERATING EXPENSES
Depreciation and amortization									$ (12,526)	$ (10,621)	$ (9,130)
Total operating expenses									(12,526)	(10,621)	(9,130)
Operating income (loss)									12,526	10,621	9,130
Income (loss) before income taxes and equity in earnings of affiliates									12,526	10,621	9,130
Income tax provision (benefit)									43,438	56,191	11,553
Net income (loss)									$ (30,912)	$ (45,570)	$ (2,423)
WEIGHTED AVERAGE SHARES OUTSTANDING
Diluted (in shares)									(4)	(20)
EARNINGS PER COMMON SHARE
Basic (in dollars per share)									$ (0.33)	$ (0.51)	$ (0.03)
Diluted (in dollars per share)									$ (0.33)	$ (0.51)	$ (0.02)